Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Summary Of Tax-Related Interest Income

	2011	2010	2009
Tax-related interest income	$100	$500	$200

Tax-Related Interest Receivable And Payable

	2011	2010
Tax-related interest receivable (payable)	$6	$(100)

Reconciliation Of Unrecognized Tax Benefits

	2011	2010
Unrecognized tax benefits at beginning of year	$1,445	$1,445
Gross increases – tax positions in prior period	—	—
Gross decreases – tax positions in prior period	—	—
Gross increases – current period tax positions	—	—
Gross decreases – current period tax positions	—	—
Settlements	—	—
Lapse of statute of limitations	(1,445)	—

Unrecognized tax benefits at end of year	$—	$1,445

Summary Of Income Tax Expense (Benefit)

Year Ended December 31,	2011	2010	2009
Current:
Federal	$(265)	$4,204	$(1,020)
State	2,122	4,442	3,101

	1,857	8,646	2,081

Deferred:
Federal	58,584	44,778	41,410
State	2,862	1,501	1,426

	61,446	46,279	42,836

Total income tax expense	$63,303	$54,925	$44,917

Significant Components Of Deferred Income Tax Expense (Benefit)

Year Ended December 31,	2011	2010	2009
Deferred federal and state:
Property-related items	$51,710	$43,420	$46,201
Purchased gas cost adjustments	(92)	(315)	(4,167)
Employee benefits	11,766	8,753	(452)
All other deferred	(1,070)	(4,711)	2,122

Total deferred federal and state	62,314	47,147	43,704
Deferred ITC, net	(868)	(868)	(868)

Total deferred income tax expense	$61,446	$46,279	$42,836

Consolidated Effective Income Tax Rate

Year Ended December 31,	2011	2010	2009
Federal statutory income tax rate	35.0%	35.0%	35.0%
Net state taxes	2.7	2.8	2.5
Property-related items	0.2	0.2	0.2
Effect of income tax settlements	(0.9)	(0.3)	(0.2)
Tax credits	(0.6)	(0.5)	(0.7)
Company owned life insurance	(0.1)	(2.3)	(2.5)
All other differences	(0.1)	(0.2)	(0.3)

Consolidated effective income tax rate	36.2%	34.7%	34.0%

Deferred Tax Assets And Liabilities

December 31,	2011	2010
Deferred tax assets:
Deferred income taxes for future amortization of ITC	$3,743	$4,280
Employee benefits	24,605	31,384
Alternative minimum tax credit	17,411	15,495
Net operating losses and credits	59,096	—
Interest rate swap	13,352	6,973
Other	15,099	8,026
Valuation allowance	(142)	—

	133,164	66,158

Deferred tax liabilities:
Property-related items, including accelerated depreciation	611,022	500,216
Regulatory balancing accounts	743	836
Property-related items previously flowed through	2,797	3,910
Unamortized ITC	5,992	6,860
Debt-related costs	4,379	4,824
Other	11,914	8,094

	636,847	524,740

Net deferred tax liabilities	$503,683	$458,582

Current	$(53,435)	$(8,046)
Noncurrent	557,118	466,628

Net deferred tax liabilities	$503,683	$458,582